Accounts and Other Payable - Schedule of Contract Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Jan. 01, 2024
Contract liabilities arising from:
Contract liabilities	$ 633,780	$ 1,002,317	$ 1,312,735
Internet Leads Generation and Marketing Service Income [Member]
Contract liabilities arising from:
Contract liabilities	588,250	907,480	1,256,307
Marketing and events income [Member]
Contract liabilities arising from:
Contract liabilities	$ 45,530	$ 94,837	$ 56,428